SEGMENT REPORTING (Details 3) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Consolidated	$ (1,880,993)	$ 2,219,434	$ 5,849,443	$ 1,773,401
U S A Investment Fund Management [Member]
Segment Reporting Information [Line Items]
Consolidated	(367,906)	3,228,995	9,983,156	2,850,451
U S A Beauty Products And Other [Member]
Segment Reporting Information [Line Items]
Consolidated	4,522	65,272	(191,857)	215,620
New Zealand Food Industry Segment [Member]
Segment Reporting Information [Line Items]
Consolidated	153,204	92,298	469,028	326,448
Canada Security Alarm [Member]
Segment Reporting Information [Line Items]
Consolidated	78,406	167,084	284,151	294,295
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Consolidated	$ (1,749,219)	$ (1,334,215)	$ (4,695,035)	$ (1,913,413)